UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL CASH RESERVES

FORM N-Q

MAY 31, 2016

Notes to Schedule of Investments (unaudited)

Investments in Prime Cash Reserves Portfolio, at value $12,728,265,920.

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (64.7% at May 31, 2016) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Money market fund reform

Under new federal regulations effective on October 14, 2016, the Fund will no longer be allowed to use the special pricing and valuation conventions that currently facilitate a constant share price of $1.00. Instead, on or before that date, the Fund will be required to sell and redeem its shares at prices based on the current market value of the securities it holds, a so-called floating net asset value or floating NAV. Therefore, the share price of the Fund will fluctuate along with changes in the market-based value of fund assets. In addition, no later than that date, the Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Bank Notes - 1.2%
Bank of America N.A.	0.740%	6/7/16	$75,000,000	$75,001,118
Bank of America N.A.	0.820%	8/15/16	162,680,000	162,713,521

Total Bank Notes				237,714,639

Certificates of Deposit - 22.5%
Bank of Montreal	0.570%	6/16/16	10,000,000	10,000,415
Bank of Montreal	0.560%	8/5/16	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.370%	6/2/16	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.690%	6/10/16	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	6/24/16	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	0.370%	6/1/16	80,000,000	80,000,000
Chase Bank USA N.A.	1.055%	5/26/17	35,150,000	35,150,000	(a)
Citibank N.A.	0.640%	6/1/16	100,000,000	100,000,000
Citibank N.A.	0.630%	6/13/16	140,000,000	140,000,000
Citibank N.A.	0.630%	6/17/16	50,000,000	50,000,000
DnB NOR Bank ASA	0.370%	6/1/16	50,000,000	50,000,000
DnB NOR Bank ASA	0.620%	7/29/16	220,000,000	220,000,000
Lloyds Bank PLC	0.800%	6/13/16	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking NY	0.775%	6/13/16	40,000,000	40,003,916
Mitsubishi UFJ Trust & Banking NY	0.650%	6/27/16	107,000,000	107,010,790
Mitsubishi UFJ Trust & Banking NY	0.870%	7/18/16	163,000,000	163,000,000
Mizuho Bank Ltd.	0.700%	6/15/16	150,000,000	150,000,000
Mizuho Bank Ltd.	0.700%	6/15/16	103,000,000	103,007,575
Mizuho Bank Ltd.	0.700%	7/1/16	61,700,000	61,699,997
Mizuho Bank Ltd.	0.680%	7/13/16	50,000,000	50,004,047
Mizuho Bank Ltd.	0.700%	7/15/16	157,200,000	157,201,904
Norinchukin Bank	0.610%	6/8/16	99,500,000	99,500,000
Norinchukin Bank	0.500%	6/15/16	50,000,000	50,000,000
Norinchukin Bank	0.500%	6/15/16	45,000,000	45,000,000
Norinchukin Bank	0.500%	6/23/16	90,000,000	90,000,000
Norinchukin Bank	0.700%	7/1/16	100,000,000	99,999,585
Norinchukin Bank	0.700%	7/5/16	100,000,000	100,000,000
Norinchukin Bank	0.700%	8/10/16	100,000,000	99,999,027
Norinchukin Bank	0.620%	8/16/16	75,000,000	75,000,000
Oversea-Chinese Banking Corp. Ltd.	0.420%	6/14/16	50,000,000	50,000,000
Royal Bank of Canada	0.787%	7/7/16	45,000,000	45,000,000	(a)
Sumitomo Mitsui Banking Corp.	0.850%	6/9/16	50,000,000	50,001,153
Sumitomo Mitsui Banking Corp.	0.610%	6/14/16	167,000,000	167,006,613
Sumitomo Mitsui Banking Corp.	0.670%	6/17/16	95,000,000	94,999,789
Sumitomo Mitsui Banking Corp.	0.610%	6/21/16	61,000,000	61,003,548
Sumitomo Mitsui Banking Corp.	0.700%	7/6/16	83,750,000	83,749,998
Sumitomo Mitsui Banking Corp.	0.860%	7/28/16	50,000,000	50,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.380%	6/1/16	77,730,000	77,730,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.620%	6/9/16	92,000,000	92,002,445
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.650%	6/27/16	110,000,000	110,011,884
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.710%	7/27/16	180,000,000	180,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.860%	7/29/16	100,000,000	100,000,000
Swedbank AB	0.360%	6/7/16	250,000,000	250,000,000
Swedbank AB	0.620%	6/30/16	50,000,000	50,004,816
UBS AG Stamford Branch	0.850%	8/2/16	82,000,000	82,022,409
US Bank N.A.	0.680%	7/29/16	100,000,000	100,028,857
Wells Fargo Bank N.A.	0.850%	7/25/16	17,000,000	17,000,000
Wells Fargo Bank N.A.	0.830%	8/2/16	85,000,000	85,000,000
Westpac Banking Corp.	0.870%	9/16/16	37,800,000	37,801,119

Total Certificates of Deposit				4,419,939,887

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - 40.8%
Abbey National Treasury Services PLC	0.621%	6/10/16	$121,205,000	$121,186,213	(b)
Abbey National Treasury Services PLC	0.621%	6/10/16	50,000,000	49,992,250	(b)
Abbey National Treasury Services PLC	0.571%	8/3/16	15,000,000	14,985,038	(b)
Abbey National Treasury Services PLC	0.581%	8/22/16	10,000,000	9,986,789	(b)
ABN AMRO Funding USA LLC	0.672%	7/22/16	75,000,000	74,928,812	(b)(c)
ABN AMRO Funding USA LLC	0.672%	7/29/16	100,000,000	99,892,055	(b)(c)
ABN AMRO Funding USA LLC	0.844%	8/1/16	97,000,000	96,861,937	(b)(c)
ANZ National International Ltd.	0.651%	9/7/16	46,503,000	46,420,716	(b)(c)
Automatic Data Processing Inc.	0.330%	6/1/16	84,645,000	84,645,000	(b)(c)
Bank Nederlandse Gemeenten NV	0.390%	6/1/16	50,000,000	50,000,000	(b)(c)
Bank Nederlandse Gemeenten NV	0.621%	8/31/16	130,000,000	129,796,261	(b)(c)
Bank Nederlandse Gemeenten NV	0.621%	8/31/16	25,000,000	24,960,820	(b)(c)
Bank New York Mellon Corp.	0.250%	6/1/16	34,385,000	34,385,000	(b)
Bank New York Mellon Corp.	0.340%	6/7/16	50,000,000	49,997,167	(b)
Bank of Nova Scotia	0.521%	6/24/16	14,906,000	14,901,048	(b)(c)
Bank of Nova Scotia	0.854%	9/20/16	150,000,000	149,606,875	(b)(c)
BNP Paribas NY Branch	0.490%	6/13/16	115,000,000	114,981,217	(b)
BNP Paribas NY Branch	0.581%	8/5/16	200,000,000	199,790,556	(b)
BPCE SA	0.757%	6/1/16	100,000,000	100,000,000	(b)(c)
BPCE SA	0.707%	6/9/16	50,000,000	49,992,167	(b)(c)
Caisse des Depots et Consignations	0.631%	6/17/16	282,207,000	282,128,281	(b)(c)
Caisse des Depots et Consignations	0.621%	6/20/16	50,000,000	49,983,639	(b)(c)
Colgate Palmolive Co.	0.270%	6/1/16	179,000,000	179,000,000	(b)(c)
Commonwealth Bank of Australia	0.789%	8/11/16	52,250,000	52,250,000	(a)(c)
Corpoerative Centrale	0.844%	9/15/16	117,090,000	116,800,398	(b)
CPPIB Capital Inc.	0.410%	6/28/16	200,000,000	199,938,499	(b)(c)
CPPIB Capital Inc.	0.410%	6/29/16	50,000,000	49,984,056	(b)(c)
Credit Agricole Corporate and Investment Bank	0.702%	6/10/16	115,000,000	114,979,875	(b)
Credit Agricole Corporate and Investment Bank	0.702%	6/17/16	100,000,000	99,968,889	(b)
Credit Agricole Corporate and Investment Bank	0.884%	8/2/16	98,000,000	97,851,476	(b)
Credit Suisse NY	0.802%	6/1/16	128,000,000	128,000,000	(b)
Credit Suisse NY	0.702%	6/17/16	135,000,000	134,958,000	(b)
Credit Suisse NY	0.762%	7/1/16	100,000,000	99,936,667	(b)
Credit Suisse NY	1.005%	9/19/16	25,000,000	24,923,611	(b)
Danske Corp.	0.616%	6/7/16	200,000,000	199,979,500	(b)(c)
Danske Corp.	0.651%	6/10/16	50,000,000	49,991,875	(b)(c)
Danske Corp.	0.656%	8/2/16	145,000,000	144,836,432	(b)(c)
Danske Corp.	0.596%	8/12/16	220,000,000	219,738,201	(b)(c)
Danske Corp.	0.611%	8/24/16	24,000,000	23,965,840	(b)(c)
DBS Bank Ltd.	0.500%	6/13/16	115,000,000	114,980,833	(b)(c)
DBS Bank Ltd.	0.410%	6/21/16	50,000,000	49,988,611	(b)(c)
DBS Bank Ltd.	0.500%	7/11/16	95,000,000	94,947,222	(b)(c)
DBS Bank Ltd.	0.561%	8/12/16	200,000,000	199,775,999	(b)(c)
DBS Bank Ltd.	0.571%	8/16/16	100,000,000	99,879,666	(b)(c)
DnB NOR Bank ASA	0.641%	6/21/16	88,000,000	87,968,711	(b)(c)
GE Capital Treasury LLC	0.320%	6/1/16	184,159,000	184,159,000	(b)
General Electric Co.	0.501%	6/29/16	85,000,000	84,966,944	(b)
Government of Quebec	0.300%	6/1/16	27,641,000	27,641,000	(b)(c)
HSBC USA Inc.	0.390%	6/1/16	14,000,000	14,000,000	(b)(c)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.400%	6/24/16	77,000,000	76,980,322	(b)
Landesbank Hessen-Thuringen	0.601%	6/1/16	140,000,000	140,000,000	(b)(c)
Landesbank Hessen-Thuringen	0.500%	6/3/16	70,000,000	69,998,094	(b)(c)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Landesbank Hessen-Thuringen	0.500%	6/3/16	$20,000,000	$19,999,444	(b)(c)
Landesbank Hessen-Thuringen	0.682%	7/18/16	50,000,000	49,955,611	(b)(c)
Lloyds Bank PLC	0.803%	6/13/16	100,000,000	99,973,333	(b)
Lloyds Bank PLC	0.803%	6/13/16	95,000,000	94,979,417	(b)
Lloyds Bank PLC	0.854%	7/25/16	95,000,000	94,878,875	(b)
Mitsubishi UFJ Trust & Banking NY	0.701%	7/8/16	90,000,000	89,935,250	(b)(c)
Mizuho Bank Ltd.	0.606%	8/1/16	150,000,000	149,846,229	(b)(c)
NRW Bank	0.365%	6/3/16	148,000,000	147,996,999	(b)(c)
Ontario Teachers’ Finance Trust	0.742%	6/13/16	25,000,000	24,993,833	(b)(c)
Ontario Teachers’ Finance Trust	0.905%	8/29/16	50,000,000	49,888,750	(b)(c)
Ontario Teachers’ Finance Trust	0.905%	9/6/16	100,000,000	99,757,500	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.631%	6/10/16	80,000,000	79,987,400	(b)
PepsiCo Inc.	0.400%	6/16/16	20,000,000	19,996,667	(b)(c)
Pfizer Inc.	0.470%	6/20/16	50,000,000	49,987,597	(b)(c)
Precision Castparts Corp.	0.300%	6/2/16	20,000,000	19,999,833	(b)(c)
Proctor & Gamble Co.	0.310%	6/6/16	225,000,000	224,990,312	(b)(c)
Province of Ontario	0.370%	6/13/16	10,000,000	9,998,767	(b)
Reckitt Benckiser Treasury	0.390%	6/17/16	40,000,000	39,993,067	(b)(c)
Reckitt Benckiser Treasury	0.803%	7/25/16	23,000,000	22,972,400	(b)(c)
Siemens Capital Co., LLC	0.501%	6/28/16	90,000,000	89,966,250	(b)(c)
Skandinaviska Enskilda Banken AB	0.672%	7/5/16	240,000,000	239,848,133	(b)(c)
Societe Generale	0.280%	6/1/16	410,000,000	410,000,000	(b)(c)
Societe Generale	0.677%	7/1/16	145,000,000	144,918,437	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.611%	8/5/16	75,000,000	74,917,396	(b)(c)
Svenska Handelsbanken AB	0.651%	6/24/16	75,000,000	74,968,854	(b)(c)
Svenska Handelsbanken AB	0.833%	9/7/16	43,000,000	42,902,844	(b)(c)
Toronto Dominion Bank NY	0.531%	8/15/16	88,000,000	87,902,833	(b)(c)
UBS Finance Delaware LLC	0.510%	6/8/16	22,020,000	22,017,816	(b)
Unilever Capital Corp.	0.300%	6/1/16	40,000,000	40,000,000	(b)(c)
United Overseas Bank Ltd.	0.651%	6/6/16	55,000,000	54,995,035	(b)(c)
United Overseas Bank Ltd.	0.631%	6/15/16	25,000,000	24,993,875	(b)(c)
United Overseas Bank Ltd.	0.631%	7/1/16	200,000,000	199,895,000	(b)(c)
USAA Capital Corp.	0.370%	6/14/16	100,000,000	99,986,639	(b)

Total Commercial Paper				8,029,255,958

Corporate Bonds & Notes - 0.1%
Bank Nederlandse Gemeenten NV, Senior Bonds	0.803%	7/18/16	25,000,000	25,009,539	(a)(c)

Medium-Term Notes - 0.2%
Bank of Montreal, Senior Notes	1.148%	7/15/16	35,000,000	35,026,405	(a)

Supranationals/Sovereigns - 2.3%
European Investment Bank	0.581%	6/1/16	440,000,000	440,000,000	(b)

Time Deposits - 21.1%
BNP Paribas Grand Cayman	0.280%	6/1/16	270,000,000	270,000,000
CIBC Grand Cayman	0.290%	6/1/16	207,630,000	207,630,000
Credit Agricole Grand Cayman	0.300%	6/1/16	300,000,000	300,000,000
DnB NOR Bank ASA	0.270%	6/1/16	375,000,000	375,000,000
Lloyds Bank PLC	0.280%	6/1/16	450,000,000	450,000,000
Natixis Grand Cayman	0.290%	6/1/16	262,654,000	262,654,000
Nordea Grand Cayman	0.270%	6/1/16	710,000,000	710,000,000
Skandinaviska Enskilda Cayman	0.280%	6/1/16	640,000,000	640,000,000
Svenska Handelsbanken Grand Cayman	0.270%	6/1/16	585,000,000	585,000,000
Swedbank AB	0.280%	6/1/16	350,000,000	350,000,000

Total Time Deposits				4,150,284,000

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.490%	4/27/17	$100,000,000	$99,981,592	(a)

U.S. Treasury Notes - 8.8%
U.S. Treasury Notes	0.403%	10/31/16	215,000,000	214,990,531	(a)
U.S. Treasury Notes	0.424%	4/30/17	195,000,000	195,008,074	(a)
U.S. Treasury Notes	0.427%	7/31/17	865,000,000	864,911,333	(a)
U.S. Treasury Notes	0.518%	10/31/17	322,750,000	322,646,993	(a)
U.S. Treasury Notes	0.622%	1/31/18	23,500,000	23,519,357	(a)
U.S. Treasury Notes	0.540%	4/30/18	110,000,000	109,999,997	(a)

Total U.S. Treasury Notes				1,731,076,285

Repurchase Agreements - 2.5%
Bank of America Corp. tri-party repurchase agreement dated 5/31/16; Proceeds at maturity - $270,228,975; (Fully collateralized by various U.S. government agency obligations, 3.000% to 3.500% due 6/1/35 to 3/1/46; Market value - $275,400,001)	0.430%	8/10/16	270,000,000	270,000,000
Credit Agricole SA tri-party repurchase agreement dated 5/31/16; Proceeds at maturity - $150,001,292; (Fully collateralized by various U.S. government obligations, 0.125% to 1.375% due 2/29/20 to 7/15/24; Market value - $153,000,073)	0.310%	6/1/16	150,000,000	150,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 4/6/16; Proceeds at maturity - $50,047,333; (Fully collateralized by various corporate bonds and notes and money market instruments, 1.400% to 7.250% due 1/15/17 to 12/1/45; Market value - $52,779,177)	0.480%	8/10/16	50,000,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 4/6/16; Proceeds at maturity - $25,023,667; (Fully collateralized by various municipal bonds, 0.410% to 5.000% due 11/1/22 to 5/1/32; Market value - $26,250,000)	0.480%	8/10/16	25,000,000	25,000,000

Total Repurchase Agreements				495,000,000

TOTAL INVESTMENTS - 100.0% (Cost - $19,663,288,305#)				19,663,288,305
Other Assets in Excess of Liabilities - 0.0%				7,626,558

TOTAL NET ASSETS - 100.0%				$19,670,914,863

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$19,663,288,305	—	$19,663,288,305

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

Under new federal regulations effective on October 14, 2016, the Portfolio will no longer be allowed to use the special pricing and valuation conventions that currently facilitate a constant net asset value for the Portfolio. Instead, no later than that date, the Portfolio will be required to price its portfolio securities based on their current market value, which will result in a so-called floating net asset value or floating NAV for the Portfolio. In addition, no later than that that date, the Portfolio may impose a fee upon the withdrawal of interests or may temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016